As filed with the U.S. Securities and Exchange Commission on November 09, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

August 31, 2023

Vident International Equity Strategy ETFTM
(Formerly: Vident International Equity Fund)

Ticker: VIDI

Vident U.S. Equity Strategy ETFTM
(Formerly: Vident Core U.S. Equity Fund)

Ticker: VUSE

Vident U.S. Bond Strategy ETFTM
(Formerly: Vident Core U.S. Bond Strategy ETF)

Ticker: VBND

Vident ETFs

Vident International Equity Strategy ETFTM

Letter to Shareholders
August 31, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Strategy ETF™ (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2022 through August 31, 2023. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). The Index’s strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.

The Fund had positive performance during the Period. The market price for VIDI increased 10.15% and the NAV increased 10.31%, while the Morningstar Global Markets ex-US Large-Mid Cap Index, a broad market index, increased 11.88% over the same period. The Fund’s Index increased 12.26%. Meanwhile, outstanding shares ended the period at 15,700,000.

For the period, the largest positive contributor to return was Wistron Corporation (3231 TT), adding 1.80% to the return of the Fund, gaining 318.17% with an average weighting of 0.51%. The second largest contributor to return was Giga-Byte Technology Company, Ltd. (2376 TT), adding 0.92% to the return of the Fund, gaining 253.15% with an average weighting of 0.42%. The third largest contributor to return was Lite-On Technology Corporation (2301 TT), adding 0.65% to the return of the Fund, gaining 130.44% with an average weighting of 0.54%.

For the period, the largest negative contributor to return was SD Biosensor, Inc. (137310 KS), detracting -0.38% from the return of the Fund, declining -63.63% with an average weighting of 0.35%. The second largest negative contributor to return was Sri Trang Gloves Thailand pcl – NVDR (STGT-R TB), detracting -0.24% from the return of the Fund, declining -44.42% with an average weighting of 0.32%. The third largest negative contributor to return was ZIM Integrated Shipping Services, Ltd. (ZIM US), detracting -0.22% from the return of the Fund, declining -49.43% with an average weight of 0.40%.

For the period, the best performing security in the Fund was Wistron Corporation (3231 TT), gaining 318.17% and contributing 1.80% to the return of the Fund. The second-best performing security for the period was Giga-Byte Technology Company, Ltd. (2376 TT), gaining 253.15% and contributing 0.92% to the return of the Fund. The third-best performing security was Lite-On Technology Corporation (2301 TT), gaining 130.44% for the period and contributing 0.65% to the return of the Fund.

Vident International Equity Strategy ETFTM

Letter to Shareholders
August 31, 2023 (Unaudited) (Continued)

For the period, the worst performing security in the Fund was SD Biosensor, Inc. (137310 KS), declining -63.63% and reducing the return of the Fund by -0.38%. The second-worst performing security in the Fund was ZIM Integrated Shipping Services, Ltd. (ZIM US), declining -49.43% and reducing the return of the Fund by 0.22%. The third-worst performing security in the Fund was Marfrig Global Foods S.A. (MRFG1 BZ), declining -47.38% and reducing the return of the Fund by 0.00%.

Sincerely,

Vince Birley
Chief Executive Officer, Vident Asset Management

Vident U.S. Equity Strategy ETFTM

Letter to Shareholders
August 31, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident U.S. Equity Strategy ETF™ (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2022 through August 31, 2023 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality Index™ (the “Index”). The Index’s strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had positive performance during the Period. The market price for VUSE increased 20.27% and the NAV increased 20.24%, while the S&P 500 Index, a broad market index, increased 15.94% over the same period. The Fund’s Index increased 20.84%. Meanwhile, outstanding shares ended the period at 11,100,000.

For the period, the largest positive contributor to return was Adobe, Inc. (ADBE US), adding 1.47% to the return of the Fund, gaining 66.21% with an average weighting of 1.58%. The second largest contributor to return was Broadcom, Inc. (AVGO US), adding 1.39% to the return of the Fund, gaining 67.15% with an average weighting of 1.60%. The third largest contributor to return was Eli Lilly and Company (LLY US), adding 1.05% to the return of the Fund, gaining 52.69% with an average weighting of 1.16%.

For the period, the largest negative contributor to return was Pfizer, Inc. (PFE US), detracting -0.80% from the return of the Fund, declining -18.59% with an average weighting of 1.64%. The second largest negative contributor to return was Lumen Technologies, Inc. (LUMN US), detracting -0.25% from the return of the Fund, declining -47.59% with an average weighting of 0.11%. The third largest negative contributor to return was Coinbase Global, Inc. (COIN US), detracting -0.24% from the return of the Fund, declining -47.02% with an average weight of 0.13%.

For the period, the best performing security in the Fund was Meta Platforms, Inc. (META US), gaining 145.88% and contributing 0.50% to the return of the Fund. The second-best performing security for the period was Adeia, Inc. (ADEA US), gaining 126.35% and contributing 0.07% to the return of the Fund. The third-best performing security was Tesla, Inc. (TSLA US), gaining 109.51% for the period and contributing 0.86% to the return of the Fund.

Vident U.S. Equity Strategy ETFTM

Letter to Shareholders
August 31, 2023 (Unaudited) (Continued)

For the period, the worst performing security in the Fund was Lumen Technologies, Inc. (LUMN US), declining -47.59% and reducing the return of the Fund by -0.25%. The second-worst performing security in the Fund was Coinbase Global, Inc. (COIN US), declining -47.02% and reducing the return of the Fund by -0.24%. The third-worst performing security in the Fund was Shutterstock, Inc. (SSTK US), declining -43.15% and reducing the return of the Fund by -0.22%.

Sincerely,

Vince Birley
Chief Executive Officer, Vident Asset Management

Vident U.S. Bond Strategy ETFTM

Letter to Shareholders
August 31, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident U.S. Bond Strategy ETF™ (“VBND” or the “Fund”). The following information pertains to the fiscal period of September 1, 2022 through August 31, 2023 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index™ (the “Index”). This Index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.

The Fund had negative performance during the Period. The market price for VBND decreased -0.15% and the NAV decreased -0.45%, while the FTSE US Broad Investment Grade Bond Index, a broad market index, decreased -1.24% over the same period. The Fund’s Index increased 0.25%. Meanwhile, outstanding shares ended the period at 9,100,000.

For the period, the largest positive contributor to return was United States Treasury (T 3 ⅜ 05/15/44), adding 0.08% to the return of the Fund, gaining 7.65% with an average weighting of 1.02%. The second largest contributor to return was Fannie Mae (FNCL 3.5 12/22), adding 0.06% to the return of the Fund, gaining 5.39% with an average weighting of 0.10%. The third largest contributor to return was Kyndryl Holdings, Inc. (KD 4.1 10/15/41), adding 0.06% to the return of the Fund, gaining 22.93% with an average weighting of 0.27%.

For the period, the largest negative contributor to return was United States Treasury (T 3 11/15/44), detracting -0.13% from the return of the Fund, declining -7.75% with an average weighting of 1.69%. The second largest negative contributor to return was United States Treasury (T 6 ⅛ 11/15/27), detracting -0.12% from the return of the Fund, declining -3.34% with an average weighting of 0.60%. The third largest negative contributor to return was United States Treasury (T 2 ⅞ 05/15/43), detracting -0.12% from the return of the Fund, declining -7.45% with an average weight of 2.23%.

For the period, the best performing security in the Fund was Kyndryl Holdings, Inc. (KD 4.1 10/15/41), gaining 22.93% and contributing 0.06% to the return of the Fund. The second-best performing security for the period was Philip Morris International, Inc. (PM 4 ⅞ 11/15/43), gaining 19.54% and contributing 0.06% to the return of the Fund. The third-best performing security was Kyndryl Holdings, Inc. (KD 3.15 10/15/31), gaining 18.61% for the period and contributing 0.01% to the return of the Fund.

For the period, the worst performing security in the Fund was Warnermedia Holdings, Inc. (WBD 5.391 03/15/62), declining -12.16% and reducing the return of the Fund by 0.00%. The second-worst performing security in the Fund was Paramount Global

Vident U.S. Bond Strategy ETFTM

Letter to Shareholders
August 31, 2023 (Unaudited) (Continued)

(PARA 6 ¼ 02/28/57), declining 12.06% and reducing the return of the Fund by 0.04%. The third-worst performing security in the Fund was Dell International LLC (DELL 8.35 07/15/46), declining 11.45% and reducing the return of the Fund by 0.03%.

Sincerely,

Vince Birley
Chief Executive Officer, Vident Asset Management

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security. Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 17-41.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Vident U.S. Bond Strategy ETFTM

Letter to Shareholders
August 31, 2023 (Unaudited) (Continued)

The Vident Core International Equity Index™ (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.

The Vident U.S. Quality Index™ (Bloomberg Symbol: VQUSX) is a strategy which seeks to seeks to maximize exposure to a proprietary “Quality Composite Score” in a diversified manner across three separate market capitalization segments: giant, large, and small- and mid-capitalization.

The Vident Core U.S. Bond Index™ (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

The Morningstar Global ex-US Large-Mid Index measures the performance of Global Markets Ex-US equity markets targeting the top 90% of stocks by market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The Morningstar Global Markets ex-US Index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted.

The Morningstar U.S. Market Total Return Index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The FTSE Broad Investment Grade Bond Index measures the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. Introduced in 1985, the index covers US Treasury, government sponsored, collateralized, and corporate debt providing a reliable representation of the US investment-grade bond market. Subindexes are available in any combination of asset class, maturity, and rating.

It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

Vident International Equity Strategy ETFTM

Performance Summary
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Vident International Equity Strategy ETFTM

Performance Summary
(Unaudited) (Continued)

Average Annual Returns August 31, 2023	One Year	Three Years	Five Years	Since Inception(1)
Vident International Equity Strategy ETFTM - NAV	10.31%	7.37%	2.31%	2.28%
Vident International Equity Strategy ETFTM- Market	10.15%	7.44%	2.30%	2.25%
Vident Core International Equity IndexTM/Vident International Equity Index(2)(3)	12.26%	8.89%	3.39%	3.30%
Morningstar Global ex-U.S. Large-Mid Index(2)(4)	11.88%	4.28%	3.58%	3.58%
Morningstar Global Markets ex-US Index(2)(5)	11.64%	4.23%	3.46%	3.78%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2022, is 0.61%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 29, 2013.

(2)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core International Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident International Equity Index.

(4)	Morningstar Global ex-U.S. Large-Mid Index measures the performance of Global Markets Ex-U.S. equity markets targeting the top 90% of stocks by market capitalization.

(5)	Morningstar Global Markets ex-US Index provides exposure to the top 97% market capitalization in each of two economic segments, developed markets, excluding the United States, and emerging markets.

Vident U.S. Equity Strategy ETFTM

Performance Summary
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Vident U.S. Equity Strategy ETFTM

Performance Summary
(Unaudited) (Continued)

Average Annual Returns August 31, 2023	One Year	Three Years	Five Years	Since Inception(1)
Vident U.S. Equity Strategy ETFTM - NAV	20.24%	19.04%	8.18%	8.69%
Vident U.S. Equity Strategy ETFTM - Market	20.27%	18.97%	8.18%	8.69%
Vident U.S. Quality IndexTM/Vident Core U.S. Stock Equity Index/Vident Core U.S. Equity Index(2)(3)	20.84%	19.37%	8.52%	8.80%
Morningstar U.S. Market Total Return Index (2)(4)	15.22%	9.71%	10.39%	11.33%
S&P 500 Index(2)(5)	15.94%	10.52%	11.12%	11.85%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2022, is 0.50%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is January 21, 2014.

(2)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

Effective December 31, 2022, the Fund’s investment objective is changed to track the performance, before fees and expenses, of the Vident U.S. Quality IndexTM. Between January 6, 2016 and December 31, 2022, the Fund’s investment objective was to track the performance, before fees and expenses, of the Vident Core U.S. Stock Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods beginning December 31, 2022 is that of Vident U.S. Quality IndexTM , performance between January 6, 2016 and December 31, 2022 is that of the Vident Core U.S. Stock Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Equity Index.

(4)	Morningstar U.S. Market Total Return Index is a diversified broad market index that targets 97% market capitalization coverage of the investable universe.

(5)

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Vident U.S. Bond Strategy ETFTM

Performance Summary
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Vident U.S. Bond Strategy ETFTM

Performance Summary
(Unaudited) (Continued)

Average Annual Returns August 31, 2023	One Year	Three Years	Five Years	Since Inception(1)
Vident U.S. Bond Strategy ETFTM - NAV	-0.45%	-4.00%	0.36%	0.60%
Vident U.S. Bond Strategy ETFTM - Market	-0.15%	-3.91%	0.41%	0.61%
Vident Core U.S. Bond Index/Vident Core U.S. Bond Strategy Index(2)(3)	0.25%	-3.37%	1.05%	1.40%
FTSE Broad Investment Grade Bond Index(2)(4)	-1.24%	-4.47%	0.49%	0.92%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2022, is 0.41%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 15, 2014.

(2)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Bond Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Bond Strategy Index.

(4)	FTSE Broad Investment Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market.

Vident International Equity Strategy ETFTM

Portfolio Allocation
As of August 31, 2023 (Unaudited)

Country	Percentage of Net Assets
Taiwan	7.7%
Singapore	7.0
Canada	6.6
Brazil	5.9
Republic of Korea	5.8
Norway	5.7
Switzerland	5.5
China	5.4
Germany	5.1
Hong Kong	5.1
Israel	4.4
Australia	4.2
United Kingdom	3.9
Sweden	3.4
Denmark	3.0
Malaysia	2.6
Indonesia	2.1
Italy	2.1
Poland	2.0
Netherlands	1.9
Mexico	1.7
Chile	1.5
Thailand	1.2
Spain	1.1
South Africa	0.7
Ireland	0.7
France	0.7
Japan	0.7
Portugal	0.4
Finland	0.3
Austria	0.3
Colombia	0.2
Belgium	0.1
Russian Federation	0.0
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.7
Total	100.0%

Vident U.S. Equity Strategy ETFTM

Portfolio Allocation
As of August 31, 2023 (Unaudited) (Continued)

Sector	Percentage of Net Assets
Information Technology	24.7%
Financials	13.6
Health Care	13.6
Consumer Discretionary	12.7
Industrials	8.9
Consumer Staples	7.4
Communication Services	7.1
Energy	5.6
Materials	3.2
Real Estate	1.7
Utilities	1.4
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

Vident U.S. Bond Strategy ETFTM

Portfolio Allocation
As of August 31, 2023 (Unaudited) (Continued)

Asset Type	Percentage of Net Assets
U.S. Government Notes/Bonds	61.6%
Corporate Bonds	24.6
Mortgage Backed Securities - U.S. Government Agency	9.9
U.S. Government Agency Issues	3.0
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(6.3)
Total	100.0%

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 95.7%
	Australia — 4.2%
224,986	AGL Energy, Ltd.	$1,615,952
131,466	BlueScope Steel, Ltd.	1,788,879
62,331	JB Hi-Fi, Ltd.	1,843,642
779,490	Medibank Private, Ltd.	1,847,707
414,389	Qantas Airways, Ltd. (a)	1,586,124
174,490	QBE Insurance Group, Ltd.	1,692,871
77,857	Sonic Healthcare, Ltd.	1,621,642
550,052	South32, Ltd.	1,211,223
118,630	Super Retail Group, Ltd.	997,265
1,063,581	Tabcorp Holdings, Ltd.	754,269
100,071	Yancoal Australia, Ltd.	342,851
		15,302,425
	Austria — 0.3%
4,099	OMV AG	190,278
26,302	voestalpine AG	770,196
		960,474
	Belgium — 0.1%
55,495	Proximus SADP	420,296
	Brazil — 3.6%
263,830	Cia Brasileira de Distribuicao (a)	263,779
444,500	Cia de Saneamento de Minas Gerais Copasa MG	1,598,097
492,635	Embraer SA (a)	1,932,351
293,081	JBS SA	1,096,327
725,653	Marfrig Global Foods SA	1,065,553
180,997	Pagseguro Digital, Ltd. - Class A (a)	1,625,353
216,822	Telefonica Brasil SA	1,824,897
632,165	TIM SA	1,848,887
510,800	Vibra Energia SA	1,897,335
		13,152,579
	Canada — 6.6%
99,503	Air Canada (a)	1,678,302
17,698	Alimentation Couche-Tard, Inc.	924,307
1,423	Canadian Tire Corporation, Ltd. - Class A	168,600
21,680	Canfor Corporation (a)	332,984
39,048	Celestica, Inc. (a)	909,133

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.7% (Continued)
	Canada — 6.6% (Continued)
151,353	Crescent Point Energy Corporation	$1,243,982
2,390	Fairfax Financial Holdings, Ltd.	1,968,369
61,214	Great-West Lifeco, Inc.	1,756,857
26,962	iA Financial Corporation, Inc.	1,689,322
34,503	Interfor Corporation (a)	581,447
28,824	Magna International, Inc.	1,693,286
91,066	Manulife Financial Corporation	1,681,384
88,816	Parex Resources, Inc.	1,678,573
65,616	Power Corporation of Canada	1,789,593
19,144	Stelco Holdings, Inc.	547,598
35,124	Sun Life Financial, Inc.	1,711,093
15,024	TFI International, Inc.	2,044,583
21,560	West Fraser Timber Company, Ltd.	1,627,657
		24,027,070
	Chile — 1.0%
860,797	Cencosud SA	1,833,835
13,927,655	Enel Americas SA (a)	1,647,289
		3,481,124
	China — 5.4%
813,500	3SBio, Inc. (b)	680,532
2,880,000	China Railway Group, Ltd. - H-Shares	1,524,150
2,426,500	China Resources Pharmaceutical Group, Ltd. (b)	1,621,432
486,500	COSCO SHIPPING Holdings Company, Ltd. - H-Shares	499,420
132,328	Hello Group, Inc. - ADR	1,141,991
1,694,000	Lenovo Group, Ltd.	1,916,126
457,700	New China Life Insurance Company, Ltd. - H-Shares	1,146,329
5,071,000	People’s Insurance Company Group of China, Ltd. - Class H	1,726,600
2,574,000	PetroChina Company, Ltd. - Class H	1,857,856
1,678,000	PICC Property & Casualty Company, Ltd. - Class H	1,930,125
612,800	Sinopharm Group Company, Ltd. - Class H	1,777,817
106,142	Vipshop Holdings, Ltd. - ADR (a)	1,675,982
1,619,700	Yangzijiang Shipbuilding Holdings, Ltd.	2,026,874
		19,525,234
	Colombia — 0.2%
263,830	Almacenes Exito SA - BDR (a)	768,424

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.7% (Continued)
	Denmark — 3.0%
942	AP Moller - Maersk AS - Class B	$1,715,421
39,232	D/S Norden AS	1,889,914
37,131	Demant AS (a)	1,523,209
8,991	DSV AS	1,711,929
380,941	H Lundbeck AS	1,939,391
19,297	Pandora AS	2,005,869
		10,785,733
	Finland — 0.3%
105,205	Nokia OYJ	420,998
122,765	Outokumpu OYJ	573,213
		994,211
	France — 0.7%
28,562	Cie de Saint-Gobain SA	1,864,950
15,297	Renault SA	619,859
		2,484,809
	Germany — 4.6%
7,087	Aurubis AG	588,122
15,836	Bayerische Motoren Werke AG	1,670,123
17,734	BioNTech SE - ADR (a)	2,144,573
37,298	DHL Group	1,744,144
114,145	E.ON SE	1,409,840
29,804	Freenet AG	714,887
36,334	Fresenius Medical Care AG & Company KGaA	1,756,837
37,336	Fresenius SE & Company KGaA	1,199,877
23,763	Heidelberg Materials AG	1,915,772
70,165	K+S AG	1,321,267
24,107	Mercedes-Benz Group AG	1,767,156
24,263	Suedzucker AG	391,848
		16,624,446
	Hong Kong — 5.1%
185,300	ASMPT, Ltd.	1,856,131
1,370,800	China Taiping Insurance Holdings Company, Ltd.	1,443,913
3,886,000	China Traditional Chinese Medicine Holdings Company, Ltd.	1,516,391
9,082,000	GCL Technology Holdings, Ltd.	1,575,098
704,000	Kingboard Holdings, Ltd.	1,598,011

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.7% (Continued)
	Hong Kong — 5.1% (Continued)
2,386,000	Kunlun Energy Company, Ltd.	$1,746,503
123,000	Orient Overseas International, Ltd.	1,650,091
6,143,000	Pacific Basin Shipping, Ltd.	1,668,580
1,562,000	Sino Land Company, Ltd.	1,790,720
933,000	SITC International Holdings Company, Ltd.	1,739,466
3,619,500	WH Group, Ltd. (b)	1,864,734
		18,449,638
	Indonesia — 2.1%
11,693,300	Adaro Energy Indonesia Tbk PT	2,049,975
4,277,200	Astra International Tbk PT	1,811,421
3,148,600	Bank Negara Indonesia Persero Tbk PT	1,896,809
1,094,600	United Tractors Tbk PT	1,868,654
		7,626,859
	Ireland — 0.7%
8,176	Bank of Ireland Group plc	81,621
2,542	CRH plc	146,335
14,387	DCC plc	788,836
21,302	Medtronic plc	1,736,113
		2,752,905
	Israel — 4.4%
216,906	Bank Hapoalim BM	1,801,126
1,227,641	Bezeq The Israeli Telecommunication Corporation, Ltd.	1,663,875
15,279	Delek Group, Ltd.	2,197,943
296,831	ICL Group, Ltd.	1,781,783
43,298	Inmode, Ltd. (a)	1,692,519
377,261	Israel Discount Bank, Ltd. - Class A	1,892,115
44,838	Perion Network, Ltd. (a)	1,488,173
17,571	Plus500, Ltd.	317,947
172,684	Teva Pharmaceutical Industries, Ltd. (a)	1,682,149
135,871	ZIM Integrated Shipping Services, Ltd.	1,639,963
		16,157,593
	Italy — 2.1%
374,546	A2A SpA	719,327
90,100	Assicurazioni Generali SpA	1,870,727
118,598	Eni SpA	1,838,645

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.7% (Continued)
	Italy — 2.1% (Continued)
98,143	Iveco Group NV (a)	$977,638
144,976	Leonardo SpA	2,095,115
95,730	UnipolSai Assicurazioni SpA	242,504
		7,743,956
	Japan — 0.7%
40,900	Mazda Motor Corporation	430,534
45,900	Sankyo Company, Ltd.	2,000,450
		2,430,984
	Malaysia — 2.6%
1,592,300	CIMB Group Holdings Bhd	1,932,036
3,571,800	Hartalega Holdings Bhd	1,501,080
962,800	Malayan Banking Bhd	1,890,325
700,800	MISC Bhd	1,087,448
1,230,700	Petronas Chemicals Group Bhd	1,888,488
1,293,900	Sime Darby Plantation Bhd	1,224,186
		9,523,563
	Mexico — 1.7%
186,186	Arca Continental SAB de CV	1,841,755
2,534,900	Cemex SAB de CV (a)	2,046,685
14,967	Fomento Economico Mexicano SAB de CV	169,751
262,500	Qualitas Controladora SAB de CV	2,091,984
		6,150,175
	Netherlands — 1.9%
350,146	Aegon NV	1,801,350
54,755	Koninklijke Ahold Delhaize NV	1,793,254
27,029	Randstad NV	1,589,423
100,078	Stellantis NV	1,865,655
		7,049,682
	Norway — 5.7%
38,782	Aker BP ASA	1,052,207
90,465	DNB Bank ASA	1,791,075
1,281,008	DNO ASA	1,195,246
60,451	Equinor ASA	1,865,163
42,486	Kongsberg Gruppen ASA	1,760,606
251,682	Leroy Seafood Group ASA	1,041,542

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.7% (Continued)
	Norway — 5.7% (Continued)
106,121	Mowi ASA	$1,925,455
285,225	Norsk Hydro ASA	1,584,710
232,483	Orkla ASA	1,776,436
196,490	Storebrand ASA	1,577,513
170,097	Telenor ASA	1,821,357
612,875	Var Energi ASA	1,778,044
45,782	Yara International ASA	1,673,815
		20,843,169
	Poland — 2.0%
65,378	Bank Polska Kasa Opieki SA	1,711,686
15,469	KGHM Polska Miedz SA	428,271
108,001	ORLEN SA	1,652,281
191,948	Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,739,583
188,854	Powszechny Zaklad Ubezpieczen SA	1,893,925
		7,425,746
	Portugal — 0.4%
5,741,709	Banco Comercial Portugues SA (a)	1,604,059

	Republic of Korea — 5.8%
41,176	DB HiTek Company, Ltd.	1,666,666
32,838	DB Insurance Company, Ltd.	2,029,782
36,844	Doosan Bobcat, Inc.	1,499,684
64,033	Hankook Tire & Technology Company, Ltd.	1,877,268
10,028	Hyundai Mobis Company, Ltd.	1,752,576
36,455	Hyundai Wia Corporation	1,588,657
28,570	Kia Corporation	1,733,546
20,311	LG Electronics, Inc.	1,513,625
83,230	LG Uplus Corporation	658,032
57,617	LX INTERNATIONAL Corporation	1,323,000
6,027	NongShim Company, Ltd.	2,090,698
20,570	OCI Holdings Company, Ltd.	1,433,325
205,012	SD Biosensor, Inc.	1,940,382
		21,107,241
	Russian Federation — 0.0%
1,196	Magnit PJSC - GDR (a)(c)(d)(e)	—

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.7% (Continued)
	Russian Federation — 0.0% (Continued)
24,074	Severstal PAO - GDR (a)(c)(d)(e)	$—
		—
	Singapore — 7.0%
1,587,700	ComfortDelGro Corporation, Ltd.	1,493,061
55,200	DBS Group Holdings, Ltd.	1,361,096
633,500	Frasers Logistics & Commercial Trust (d)	562,902
2,692,700	Genting Singapore, Ltd.	1,744,622
359,589	Hafnia, Ltd.	2,107,743
50,400	Jardine Cycle & Carriage, Ltd.	1,247,218
32,641	JOYY, Inc. - ADR	1,120,239
357,500	Keppel Corporation, Ltd.	1,837,135
755,200	Keppel DC REIT	1,230,241
674,800	NetLink NBN Trust (d)	432,212
198,000	Oversea-Chinese Banking Corporation, Ltd.	1,839,985
445,700	Sembcorp Industries, Ltd.	1,765,639
337,100	Singapore Airlines, Ltd.	1,714,829
953,600	Singapore Telecommunications, Ltd.	1,680,539
88,419	United Overseas Bank, Ltd.	1,862,004
173,100	Venture Corporation, Ltd.	1,680,371
673,100	Wilmar International, Ltd.	1,883,982
		25,563,818
	South Africa — 0.7%
82,053	Aspen Pharmacare Holdings, Ltd.	746,212
2,497,128	Old Mutual, Ltd.	1,673,544
		2,419,756
	Spain — 1.1%
240,790	Banco Bilbao Vizcaya Argentaria SA	1,898,910
90,837	Mapfre SA	192,349
457,904	Telefonica SA	1,900,479
		3,991,738
	Sweden — 3.4%
18,883	Autoliv, Inc.	1,842,981
112,492	H&M Hennes & Mauritz AB - Class B	1,720,578
8,837	Saab AB - Class B	466,953
98,102	SKF AB - Class B	1,592,492

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.7% (Continued)
	Sweden — 3.4% (Continued)
309,117	SSAB AB - Class B	$1,713,004
360,118	Telefonaktiebolaget LM Ericsson - B Shares	1,852,569
84,211	Volvo AB - Class B	1,701,155
374,287	Volvo Car AB - Class B (a)	1,426,063
		12,315,795
	Switzerland — 5.5%
8,316	Chubb, Ltd.	1,670,435
298,635	Glencore plc	1,594,837
6,534	Helvetia Holding AG	995,727
26,867	Holcim AG	1,781,298
25,963	Julius Baer Group, Ltd.	1,806,607
5,827	Kuehne + Nagel International AG	1,754,202
17,672	Novartis AG	1,786,908
1,386	Roche Holding AG	408,464
35,866	STMicroelectronics NV	1,699,758
5,875	Swatch Group AG	1,654,246
16,359	Swiss Re AG	1,590,986
2,869	Swisscom AG	1,747,548
10,867	TE Connectivity, Ltd.	1,438,682
		19,929,698
	Taiwan — 7.7%
1,601,000	Acer, Inc.	1,839,970
507,000	ASE Technology Holding Company, Ltd.	1,878,574
332,000	Catcher Technology Company, Ltd.	1,881,714
575,000	Chicony Electronics Company, Ltd.	1,868,729
1,866,000	Compal Electronics, Inc.	1,869,135
1,291,000	Compeq Manufacturing Company, Ltd.	1,836,381
1,608,000	Eva Airways Corporation	1,590,504
529,000	Hon Hai Precision Industry Company, Ltd.	1,769,064
942,000	King Yuan Electronics Company, Ltd.	2,271,697
275,000	Micro-Star International Company, Ltd.	1,377,310
740,000	Pegatron Corporation	1,812,444
540,000	Powertech Technology, Inc.	1,690,547
524,000	Radiant Opto-Electronics Corporation	1,966,244
395,000	Tripod Technology Corporation	2,344,214

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.7% (Continued)
	Taiwan — 7.7% (Continued)
1,300,000	United Microelectronics Corporation	$1,857,347
		27,853,874
	Thailand — 1.2%
388,100	Bangkok Bank pcl - NVDR	1,878,574
3,238,100	Krung Thai Bank pcl - NVDR	1,784,688
225,800	SCB X pcl - NVDR	760,888
		4,424,150
	United Kingdom — 3.9%
230,017	Barratt Developments plc	1,321,220
111,874	BT Group plc	163,876
1,158,243	Centrica plc	2,227,193
223,589	HSBC Holdings plc	1,652,049
152,794	International Distributions Services plc (a)	470,481
340,001	J Sainsbury plc	1,163,682
65,304	Janus Henderson Group plc	1,793,901
448,424	Kingfisher plc	1,329,640
374,315	Marks & Spencer Group plc (a)	1,075,746
850,055	Taylor Wimpey plc	1,231,183
23,784	Tesco plc	80,077
1,890,459	Vodafone Group plc	1,753,747
		14,262,795
	TOTAL COMMON STOCKS (Cost $353,691,597)	348,154,019

	PREFERRED STOCKS — 3.3%
	Brazil — 2.3%
486,200	Azul SA (a)	1,420,021
214,000	Banco Bradesco SA	644,470
707,932	Cia Energetica de Minas Gerais	1,763,056
273,391	Gerdau SA	1,428,539
596,580	Metalurgica Gerdau SA	1,407,418
289,832	Petroleo Brasileiro SA	1,873,887
		8,537,391
	Chile — 0.5%
669,830	Embotelladora Andina SA - Class B	1,681,124

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 3.3% (Continued)
	Germany — 0.5%
33,068	Schaeffler AG	$196,859
13,704	Volkswagen AG	1,681,319
		1,878,178
	TOTAL PREFERRED STOCKS (Cost $12,136,150)	12,096,693

Principal Amount
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Deposit Account — 0.3%
$1,131,898	U.S. Bank Money Market Deposit Account, 4.21% (f)	1,131,898
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,131,898)	1,131,898
	TOTAL INVESTMENTS — 99.3% (Cost $366,959,645)	361,382,610
	Other Assets in Excess of Liabilities — 0.7%	2,658,798
	NET ASSETS — 100.0%	$364,041,408

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2023, the value of these securities amounted to $4,166,698 or 1.1% of net assets.

(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2023, the value of these securities amounted to $995,114 or 0.3% of net assets.

(e)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0, which represents 0.0% of net assets.
(f)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2023.

ADR — American Depositary Receipt.

BDR — Brazilian Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non-Voting Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
August 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 7.1%
147,983	Cargurus, Inc. (a)	$2,679,972
8,625	Charter Communications, Inc. - Class A (a)	3,778,785
41,710	Comcast Corporation - Class A	1,950,360
22,181	Electronic Arts, Inc.	2,661,276
62,635	Iridium Communications, Inc.	3,065,983
15,551	Meta Platforms, Inc. - Class A (a)	4,601,385
7,644	Netflix, Inc. (a)	3,315,050
77,811	New York Times Company - Class A	3,444,693
33,502	Pinterest, Inc. - Class A (a)	920,970
152,963	Sirius XM Holdings, Inc.	673,037
162,848	TEGNA, Inc.	2,691,878
14,227	T-Mobile US, Inc. (a)	1,938,429
16,814	Trade Desk, Inc. - Class A (a)	1,345,624
63,322	Yelp, Inc. (a)	2,713,348
39,670	Ziff Davis, Inc. (a)	2,644,006
		38,424,796
	Consumer Discretionary — 12.7%
2,071	AutoZone, Inc. (a)	5,242,385
2,156	Booking Holdings, Inc. (a)	6,694,445
3,525	Chipotle Mexican Grill, Inc. (a)	6,791,406
32,581	Home Depot, Inc.	10,761,504
28,662	John Wiley & Sons, Inc. - Class A	1,065,080
3,029	Lowe’s Companies, Inc.	698,124
37,842	McDonalds Corporation	10,639,278
7,086	O’Reilly Automotive, Inc. (a)	6,658,714
54,118	Starbucks Corporation	5,273,258
30,375	Tesla, Inc. (a)	7,839,180
73,731	TJX Companies, Inc.	6,818,643
		68,482,017
	Consumer Staples — 7.4%
121,344	Altria Group, Inc.	5,365,831
177,384	Coca-Cola Company	10,612,885
59,315	PepsiCo, Inc.	10,553,325
81,912	Walmart, Inc.	13,319,710
		39,851,751

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Energy — 5.6%
67,091	Chevron Corporation	$10,808,360
41,970	EOG Resources, Inc.	5,398,181
97,739	Exxon Mobil Corporation	10,867,600
12,258	Pioneer Natural Resources Company	2,916,546
		29,990,687
	Financials — 13.6%
25,138	Affiliated Managers Group, Inc.	3,368,743
64,007	Bancorp, Inc. (a)	2,349,697
17,854	Cboe Global Markets, Inc.	2,672,922
12,935	Cincinnati Financial Corporation	1,368,394
94,171	Equitable Holdings, Inc.	2,712,125
93,125	First Financial Bankshares, Inc.	2,674,550
464,175	Genworth Financial, Inc. - Class A (a)	2,687,573
24,010	Globe Life, Inc.	2,678,796
11,510	LPL Financial Holdings, Inc.	2,654,091
1,810	Markel Group, Inc. (a)	2,676,845
26,071	Mastercard, Inc. - Class A	10,757,938
153,750	MGIC Investment Corporation	2,702,925
7,225	MSCI, Inc.	3,927,655
39,714	Pathward Financial, Inc.	1,956,709
30,523	Principal Financial Group, Inc.	2,371,942
98,117	PROG Holdings, Inc. (a)	3,365,413
25,885	RLI Corporation	3,404,395
21,871	SEI Investments Company	1,357,314
15,770	Tradeweb Markets, Inc. - Class A	1,363,001
43,743	Visa, Inc. - Class A	10,746,780
43,448	W.R. Berkley Corporation	2,687,693
1,714	White Mountains Insurance Group, Ltd.	2,723,015
		73,208,516
	Health Care — 13.6%
13,222	AbbVie, Inc.	1,943,105
15,944	Agilent Technologies, Inc.	1,930,340
85,375	Bristol-Myers Squibb Company	5,263,369
81,722	Corcept Therapeutics, Inc. (a)	2,674,761
107,017	Cross Country Healthcare, Inc. (a)	2,756,758

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Health Care — 13.6% (Continued)
40,651	Danaher Corporation	$10,772,515
85,760	Gilead Sciences, Inc.	6,558,925
7,607	IDEXX Laboratories, Inc. (a)	3,890,296
42,546	Johnson & Johnson	6,878,837
3,434	Medpace Holdings, Inc. (a)	928,107
121,952	Merck & Company, Inc.	13,290,329
9,165	Shockwave Medical, Inc. (a)	2,019,874
21,775	UnitedHealth Group, Inc.	10,377,530
20,184	Zoetis, Inc.	3,845,254
		73,130,000
	Industrials — 8.9%
9,114	A.O. Smith Corporation	660,765
16,593	Acuity Brands, Inc.	2,676,119
22,245	Atkore, Inc. (a)	3,425,063
14,596	Caterpillar, Inc.	4,103,374
6,544	Cintas Corporation	3,299,288
8,015	Encore Wire Corporation	1,320,952
22,920	Expeditors International of Washington, Inc.	2,674,993
46,627	Fastenal Company	2,684,783
7,921	Illinois Tool Works, Inc.	1,959,259
14,087	Landstar System, Inc.	2,673,853
23,089	MSC Industrial Direct Company, Inc. - Class A	2,356,463
42,947	Mueller Industries, Inc.	3,313,791
5,534	Old Dominion Freight Line, Inc.	2,365,066
43,989	Paychex, Inc.	5,376,775
18,113	Tecnoglass, Inc.	705,864
11,219	Verisk Analytics, Inc.	2,717,466
16,133	Watts Water Technologies, Inc. - Class A	3,045,426
3,318	WW Grainger, Inc.	2,369,517
		47,728,817
	Information Technology — 24.7%
19,853	Adobe, Inc. (a)	11,104,577
72,869	Apple, Inc.	13,689,899
44,753	Applied Materials, Inc.	6,836,468
11,788	Broadcom, Inc.	10,879,027

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 24.7% (Continued)
28,207	Cadence Design Systems, Inc. (a)	$6,782,091
189,741	Cisco Systems, Inc.	10,881,646
32,875	Diodes, Inc. (a)	2,690,819
64,184	Dynatrace, Inc. (a)	3,093,669
3,775	Fair Isaac Corporation (a)	3,414,827
110,636	Fortinet, Inc. (a)	6,661,394
10,510	KLA Corporation	5,274,654
7,841	Lam Research Corporation	5,507,518
35,545	Lattice Semiconductor Corporation (a)	3,457,107
15,158	Manhattan Associates, Inc. (a)	3,071,314
81,866	Microchip Technology, Inc.	6,699,913
40,853	Microsoft Corporation	13,389,979
9,759	Palo Alto Networks, Inc. (a)	2,374,365
44,075	Photronics, Inc. (a)	1,047,222
47,160	QUALCOMM, Inc.	5,401,235
15,460	Qualys, Inc. (a)	2,406,349
54,864	Rambus, Inc. (a)	3,098,170
11,883	Synopsys, Inc. (a)	5,452,990
		133,215,233
	Materials — 3.2%
11,700	Alpha Metallurgical Resources, Inc.	2,373,228
35,090	CF Industries Holdings, Inc.	2,704,386
11,330	Nucor Corporation	1,949,893
11,731	Reliance Steel & Aluminum Company	3,342,866
11,692	Southern Copper Corporation	943,077
31,469	Steel Dynamics, Inc.	3,354,281
67,090	Warrior Met Coal, Inc.	2,654,080
		17,321,811
	Real Estate — 1.7%
14,364	Crown Castle, Inc.	1,443,582
19,237	Public Storage	5,316,722
292,258	Sunstone Hotel Investors, Inc.	2,624,477
		9,384,781
	Utilities — 1.4%
50,536	National Fuel Gas Company	2,715,805

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Utilities — 1.4% (Continued)
16,170	Otter Tail Corporation	$1,331,923
13,518	Public Service Enterprise Group, Inc.	825,679
88,196	Vistra Corporation	2,771,118
		7,644,525
	TOTAL COMMON STOCKS (Cost $491,031,423)	538,382,934

Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Deposit Account — 0.2%
$1,273,030	U.S. Bank Money Market Deposit Account, 4.21% (b)	1,273,030
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,273,030)	1,273,030
	TOTAL INVESTMENTS — 100.1% (Cost $492,304,453)	539,655,964
	Liabilities in Excess of Other Assets — (0.1)%	(474,231)
	NET ASSETS — 100.0%	$539,181,733

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6%
	Communication Services — 0.3%
	Hughes Satellite Systems Corporation
$1,330,000	08/01/2026, 5.250%	$1,224,431
	Consumer Discretionary — 1.7%
	AutoNation, Inc.
1,300,000	03/01/2032, 3.850%	1,101,765
	Brunswick Corporation
1,635,000	08/18/2031, 2.400%	1,255,517
	Dick’s Sporting Goods, Inc.
1,690,000	01/15/2052, 4.100%	1,097,672
	General Motors Company
1,100,000	04/01/2046, 6.750%	1,087,162
	Lear Corporation
1,245,000	05/15/2049, 5.250%	1,084,236
	MDC Holdings, Inc.
1,280,000	01/15/2043, 6.000%	1,120,681
		6,747,033
	Consumer Staples — 0.8%
	Altria Group, Inc.
1,500,000	05/06/2050, 4.450%	1,114,658
	Kraft Heinz Foods Company
105,000	01/26/2039, 6.875%	115,190
890,000	02/09/2040, 6.500%	942,747
	Philip Morris International, Inc.
1,270,000	11/15/2043, 4.875%	1,118,528
		3,291,123
	Energy — 5.1%
	Apache Corporation
1,350,000	09/01/2040, 5.100%	1,123,714
	Continental Resources, Inc.
1,570,000	06/01/2044, 4.900%	1,205,829
	Devon Energy Corporation
975,000	09/30/2031, 7.875%	1,100,678
	Energy Transfer LP
1,030,000	07/01/2038, 7.500%	1,119,656

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Energy — 5.1% (Continued)
	Enterprise Products Operating LLC
$1,510,000	02/15/2078, 5.375% (a)	$1,257,335
	EQT Corporation
1,020,000	02/01/2030, 7.000%	1,068,215
	Halliburton Company
860,000	09/15/2039, 7.450%	1,001,824
	Hess Corporation
1,050,000	01/15/2040, 6.000%	1,032,494
	Magellan Midstream Partners LP
1,320,000	10/15/2043, 5.150%	1,118,253
	Marathon Oil Corporation
945,000	10/01/2037, 6.600%	954,284
165,000	06/01/2045, 5.200%	136,850
	Marathon Petroleum Corporation
945,000	03/01/2041, 6.500%	964,375
	NOV, Inc.
1,570,000	12/01/2042, 3.950%	1,168,058
	ONEOK Partners LP
1,145,000	02/01/2041, 6.125%	1,113,173
	Ovintiv, Inc.
1,000,000	11/01/2031, 7.375%	1,073,591
	Patterson-UTI Energy, Inc.
1,290,000	02/01/2028, 3.950%	1,179,607
	Phillips 66 Company
930,000	10/01/2046, 4.900%	814,193
	Valero Energy Corporation
1,000,000	06/15/2037, 6.625%	1,065,808
	Western Midstream Operating LP
1,475,000	02/01/2050, 5.250%	1,195,237
		19,693,174
	Financials — 8.7%
	Ally Financial, Inc.
1,270,000	02/14/2033, 6.700%	1,151,340

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Financials — 8.7% (Continued)
	American Assets Trust LP
$1,400,000	02/01/2031, 3.375%	$1,088,985
	Ares Capital Corporation
1,700,000	11/15/2031, 3.200%	1,323,360
	Athene Holding, Ltd.
1,790,000	05/25/2051, 3.950%	1,254,598
	Blackstone Secured Lending Fund
1,430,000	09/30/2028, 2.850%	1,182,378
	Brighthouse Financial, Inc.
1,515,000	06/22/2047, 4.700%	1,130,148
	Capital One Financial Corporation
1,620,000	07/29/2032, 2.359% (a)	1,156,658
	Citizens Financial Group, Inc.
1,440,000	07/27/2026, 2.850%	1,307,866
	Comerica Bank
1,350,000	08/25/2033, 5.332% (a)	1,178,760
	Corebridge Financial, Inc.
1,245,000	12/15/2052, 6.875% (a)	1,211,710
	F&G Annuities & Life, Inc.
1,100,000	01/13/2028, 7.400% (d)	1,120,039
	Fifth Third Bancorp
810,000	03/01/2038, 8.250%	915,841
	Fifth Third Bank
370,000	03/15/2026, 3.850%	345,378
	GLP Capital LP / GLP Financing II, Inc.
1,105,000	06/01/2028, 5.750%	1,074,596
	Huntington Bancshares, Inc.
1,550,000	08/15/2036, 2.487% (a)	1,137,972
	KeyBank NA
1,400,000	08/08/2032, 4.900%	1,156,592
	Kilroy Realty LP
1,440,000	02/15/2030, 3.050%	1,151,662
	Legg Mason, Inc.
1,000,000	01/15/2044, 5.625%	971,186

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Financials — 8.7% (Continued)
	Lincoln National Corporation
$1,150,000	06/15/2040, 7.000%	$1,213,138
	Manufacturers & Traders Trust Company
1,320,000	08/17/2027, 3.400%	1,175,863
	Markel Group, Inc.
1,000,000	04/05/2046, 5.000%	869,463
	MetLife, Inc.
900,000	08/01/2069, 10.750%	1,155,798
	MGIC Investment Corporation
1,170,000	08/15/2028, 5.250%	1,117,686
	Prudential Financial, Inc.
1,100,000	05/15/2045, 5.375% (a)	1,077,640
	Regions Bank
1,188,000	06/26/2037, 6.450%	1,169,574
	Synchrony Financial
1,270,000	08/04/2026, 3.700%	1,157,016
	Synovus Bank
1,250,000	02/15/2028, 5.625%	1,159,609
	Unum Group
1,290,000	08/15/2042, 5.750%	1,179,481
	US Bancorp
1,500,000	11/03/2036, 2.491% (a)	1,106,528
	Zions Bancorp
1,800,000	10/29/2029, 3.250%	1,414,982
		33,655,847
	Health Care — 1.0%
	Cardinal Health, Inc.
1,200,000	06/15/2047, 4.368%	962,268
	Centene Corporation
1,150,000	12/15/2029, 4.625%	1,058,604
	HCA, Inc.
1,000,000	06/15/2047, 5.500%	911,226

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Health Care — 1.0% (Continued)
	Viatris, Inc.
$1,600,000	06/22/2040, 3.850%	$1,121,342
		4,053,440
	Industrials — 1.4%
	BNSF Funding Trust I
1,190,000	12/15/2055, 6.613% (a)	1,166,200
	FedEx Corporation
1,105,000	01/15/2044, 5.100%	1,008,384
	Flowserve Corporation
1,310,000	10/01/2030, 3.500%	1,124,054
	Kirby Corporation
1,210,000	03/01/2028, 4.200%	1,137,367
	Owens Corning
1,160,000	07/15/2047, 4.300%	932,635
		5,368,640
	Information Technology — 1.2%
	Corning, Inc.
685,000	11/15/2079, 5.450%	615,161
	HP, Inc.
995,000	09/15/2041, 6.000%	983,721
	Kyndryl Holdings, Inc.
1,795,000	10/15/2041, 4.100%	1,226,134
	Qorvo, Inc.
915,000	10/15/2029, 4.375%	829,870
	Vontier Corporation
1,410,000	04/01/2031, 2.950%	1,118,847
		4,773,733
	Materials — 1.0%
	Dow Chemical Company
650,000	05/15/2039, 9.400%	860,776
	FMC Corporation
1,150,000	05/18/2053, 6.375%	1,100,451
	Freeport-McMoRan, Inc.
1,180,000	03/15/2043, 5.450%	1,060,170

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Materials — 1.0% (Continued)
	Mosaic Company
$950,000	11/15/2043, 5.625%	$879,984
		3,901,381
	Real Estate — 1.6%
	Brixmor Operating Partnership LP
1,185,000	07/01/2030, 4.050%	1,072,105
	Corporate Office Properties LP
1,510,000	04/15/2031, 2.750%	1,166,273
	EPR Properties
1,365,000	08/15/2029, 3.750%	1,113,945
	Sabra Health Care LP
1,530,000	12/01/2031, 3.200%	1,170,786
	Simon Property Group LP
850,000	02/01/2040, 6.750%	914,226
	VICI Properties LP
750,000	05/15/2052, 5.625%	660,553
		6,097,888
	Utilities — 1.8%
	American Electric Power Company, Inc.
1,350,000	02/15/2062, 3.875% (a)	1,094,703
	Edison International
1,100,000	06/15/2053, 8.125% (a)	1,121,593
	National Fuel Gas Company
1,100,000	01/15/2026, 5.500%	1,090,473
	NextEra Energy Capital Holdings, Inc.
1,140,000	12/01/2077, 4.800% (a)	1,014,187
360,000	03/15/2082, 3.800% (a)	304,001
	Sempra
1,415,000	04/01/2052, 4.125% (a)	1,144,319
	Southern Company
1,345,000	09/15/2051, 3.750% (a)	1,165,044
		6,934,320
	TOTAL CORPORATE BONDS (Cost $102,749,366)	95,741,010

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 9.9%
	Federal National Mortgage Association
$850,000	09/01/2040, 4.000% (b)	$785,055
2,545,000	09/15/2041, 5.500% (b)	2,514,032
3,570,000	09/15/2041, 6.000% (b)	3,579,483
2,990,000	09/15/2042, 3.000% (b)	2,578,875
2,983,331	04/01/2052, 4.000%	2,757,476
3,660,894	05/01/2052, 4.000%	3,384,509
3,713,024	06/01/2052, 4.000%	3,432,695
2,250,000	09/15/2053, 6.500% (b)	2,284,805
		21,316,930
	Government National Mortgage Association
600,000	09/15/2041, 4.000% (b)	559,406
500,000	09/15/2041, 4.500% (b)	476,465
650,000	09/15/2042, 3.000% (b)	572,101
510,000	09/15/2042, 3.500% (b)	463,343
1,790,000	09/15/2048, 5.000% (b)	1,742,173
4,710,000	03/20/2053, 5.500% (b)	4,662,256
6,100,000	09/15/2053, 6.000% (b)	6,119,063
2,350,000	09/15/2053, 6.500% (b)	2,380,109
		16,974,916
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $38,975,984)	38,291,846

	U.S. GOVERNMENT AGENCY ISSUE — 3.0%
	Financials — 1.4%
	Federal Farm Credit Banks Funding Corporation
330,000	01/06/2025, 1.125%	312,374
320,000	02/14/2025, 1.750%	304,982
		617,356
	Federal Home Loan Banks
480,000	12/13/2024, 2.750%	465,405
340,000	12/20/2024, 1.000%	321,988
560,000	03/14/2025, 2.375%	537,744
455,000	04/14/2025, 0.500%	423,594

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUE — 3.0% (Continued)
	Financials — 1.4% (Continued)
$305,000	09/04/2025, 0.375%	$279,068
		2,027,799
	Federal Home Loan Mortgage Corporation
310,000	02/12/2025, 1.500%	294,365
125,000	07/21/2025, 0.375%	114,830
490,000	09/23/2025, 0.375%	446,992
		856,187
	Federal National Mortgage Association
330,000	01/07/2025, 1.625%	314,973
455,000	04/22/2025, 0.625%	423,793
265,000	06/17/2025, 0.500%	244,893
555,000	08/25/2025, 0.375%	507,383
290,000	11/07/2025, 0.500%	264,199
		1,755,241
		5,256,583
	Utilities — 1.6%
	Tennessee Valley Authority
60,000	09/15/2024, 2.875%	58,455
1,030,000	05/15/2025, 0.750%	957,570
530,000	11/01/2025, 6.750%	549,026
255,000	04/01/2036, 5.880%	284,263
800,000	01/15/2038, 6.150%	903,442
620,000	09/15/2039, 5.250%	638,616
1,235,000	12/15/2042, 3.500%	1,002,735
590,000	04/01/2056, 5.375%	626,145
470,000	09/15/2060, 4.625%	438,484
710,000	09/15/2065, 4.250%	616,205
		6,074,941
	TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $12,077,132)	11,331,524

	U.S. GOVERNMENT NOTES/BONDS — 61.6%
	U.S. Treasury Bonds — 14.8%
	United States Treasury Bonds
4,470,000	08/15/2041, 1.750%	3,006,948

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 61.6% (Continued)
	U.S. Treasury Bonds — 14.8% (Continued)
$2,950,000	11/15/2041, 2.000%	$2,066,613
3,850,000	08/15/2042, 2.750%	3,029,845
5,540,000	11/15/2042, 2.750%	4,347,169
2,010,000	02/15/2043, 3.125%	1,670,538
5,310,000	05/15/2043, 2.875%	4,232,236
1,930,000	02/15/2044, 3.625%	1,722,487
4,245,000	05/15/2044, 3.375%	3,642,243
5,320,000	08/15/2044, 3.125%	4,379,441
6,495,000	11/15/2044, 3.000%	5,227,206
6,095,000	02/15/2045, 2.500%	4,477,920
4,455,000	05/15/2045, 3.000%	3,571,918
4,750,000	02/15/2046, 2.500%	3,455,347
5,015,000	05/15/2046, 2.500%	3,643,613
12,270,000	08/15/2046, 2.250%	8,457,433
1,465,000	05/15/2050, 1.250%	766,206
		57,697,163
	U.S. Treasury Notes — 46.8%
	United States Treasury Notes
1,692,000	12/31/2024, 1.750%	1,617,645
4,465,000	01/15/2025, 1.125%	4,228,146
4,215,000	01/31/2025, 1.375%	4,000,134
12,315,000	01/31/2025, 2.500%	11,873,392
13,905,000	02/15/2025, 1.500%	13,203,775
5,965,000	02/15/2025, 2.000%	5,706,594
8,070,000	02/28/2025, 1.125%	7,612,280
11,470,000	02/28/2025, 2.750%	11,083,335
7,265,000	03/15/2025, 1.750%	6,909,980
2,329,000	03/31/2025, 0.500%	2,169,336
2,965,000	03/31/2025, 2.625%	2,855,723
2,355,000	04/15/2025, 2.625%	2,266,871
3,941,000	04/30/2025, 0.375%	3,651,891
7,530,000	04/30/2025, 2.875%	7,273,068
1,140,000	05/15/2025, 2.125%	1,086,830
17,890,000	05/31/2025, 0.250%	16,484,657

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
August 31, 2023 (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 61.6% (Continued)
	U.S. Treasury Notes — 46.8% (Continued)
$6,730,000	05/31/2025, 2.875%	$6,493,530
15,650,000	06/15/2025, 2.875%	15,094,914
2,441,000	06/30/2025, 2.750%	2,348,318
21,700,000	08/31/2025, 0.250%	19,812,270
18,300,000	09/15/2025, 3.500%	17,823,199
12,750,000	09/30/2025, 3.000%	12,290,054
3,350,000	10/15/2025, 4.250%	3,312,182
2,550,000	10/31/2025, 3.000%	2,456,267
		181,654,391
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $247,650,554)	239,351,554

	SHORT-TERM INVESTMENTS — 7.2%
	Money Market Deposit Account — 7.2%
27,863,437	U.S. Bank Money Market Deposit Account, 4.21% (c)(e)	27,863,437
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,863,437)	27,863,437
	TOTAL INVESTMENTS — 106.3% (Cost $429,316,473)	412,579,371
	Liabilities in Excess of Other Assets — (6.3)%	(24,323,811)
	NET ASSETS — 100.0%	$388,255,560

Percentages are stated as a percent of net assets.
(a)

Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of August 31, 2023.

(b)	Security purchased on a forward-commitment basis (“TBA commitment”). On August 31, 2023, the total value of TBA commitments was $28,717,166 or 7.4% of net assets.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2023.

(d)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2023, the value of these securities amounted to $1,120,039 or 0.3% of net assets.

(e)

All or a portion of this security has been pledged as collateral in connection with TBA commitments. At August 31, 2023, the value of securities pledged amounted to $27,863,437. In addition, the Fund held cash collateral in the amount of $1,710,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statements of Assets and Liabilities
August 31, 2023

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
ASSETS
Investments in securities, at value*	$361,382,610	$539,655,964	$412,579,371
Cash held as collateral for TBA commitments	—	—	1,710,000
Dividends and interest receivable	1,468,334	800,425	2,837,294
Dividend tax reclaim receivable	1,381,143	—	—
Receivable for capital shares sold	—	63,227,320	—
Receivable for securities sold	—	293,038,483	—
Total assets	364,232,087	896,722,192	417,126,665

LIABILITIES
Foreign currency due to custodian, at value*	567	—	—
Payable for securities purchased	—	294,152,612	28,736,878
Payable for capital shares redeemed	—	63,160,630	—
Management fees payable	190,112	227,217	134,227
Total liabilities	190,679	357,540,459	28,871,105

NET ASSETS	$364,041,408	$539,181,733	$388,255,560

NET ASSETS CONSIST OF:
Paid-in capital	$523,114,179	$520,449,086	$453,925,020
Total distributable earnings (accumulated deficit)	(159,072,771)	18,732,647	(65,669,460)
Net assets	$364,041,408	$539,181,733	$388,255,560

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statements of Assets and Liabilities
August 31, 2023 (Continued)

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
Net asset value:
Net assets	$364,041,408	$539,181,733	$388,255,560
Shares outstanding ^	15,700,000	11,100,000	9,100,000
Net asset value, offering and redemption price per share	$23.19	$48.57	$42.67

* Identified Cost:
Investments in securities	$366,959,645	$492,304,453	$429,316,473
Foreign currency	(556)	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statements of Operations
For the Year Ended August 31, 2023

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
INCOME
Dividends^	$17,862,927	$9,999,329	$—
Securities lending income, net (Note 4)	111,235	105,201	7,596
Interest	31,818	28,441	15,289,627
Total investment income	18,005,980	10,132,971	15,297,223

EXPENSES
Management fees	2,136,693	2,478,700	1,530,115
Total expenses	2,136,693	2,478,700	1,530,115
Net investment income (loss)	15,869,287	7,654,271	13,767,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(3,960,321)	3,585,335	(19,919,703)
In-kind redemptions	314,802	56,561,992	(61,955)
Foreign currency	(83,064)	—	—
Change in unrealized appreciation (depreciation) on:
Investments in securities	23,121,078	24,646,842	4,366,175
Foreign currency and translation of other assets and liabilities in foreign currency	130,267	—	—
Net realized and unrealized gain (loss) on investments	19,522,762	84,794,169	(15,615,483)
Net increase (decrease) in net assets resulting from operations	$35,392,049	$92,448,440	$(1,848,375)

^ Net of foreign withholding taxes	$2,523,538	$—	$—

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$15,869,287	$21,841,735
Net realized gain (loss) on investments and foreign currency	(3,728,583)	(9,191,343)
Change in unrealized appreciation (depreciation) on investments and foreign currency	23,251,345	(81,520,049)
Net increase (decrease) in net assets resulting from operations	35,392,049	(68,869,657)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(17,386,128)	(23,767,573)
Total distributions to shareholders	(17,386,128)	(23,767,573)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,298,210	—
Payments for shares redeemed	(2,341,060)	(53,776,620)
Transaction fees (Note 7)	4,558	34,627
Net increase (decrease) in net assets derived from capital share transactions (a)	5,961,708	(53,741,993)
Net increase (decrease) in net assets	$23,967,629	$(146,379,223)

NET ASSETS
Beginning of year	$340,073,779	$486,453,002
End of year	$364,041,408	$340,073,779

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	400,000	—
Shares redeemed	(100,000)	(2,100,000)
Net increase (decrease)	300,000	(2,100,000)

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$7,654,271	$6,489,521
Net realized gain (loss) on investments	60,147,327	25,064,709
Change in unrealized appreciation (depreciation) on investments	24,646,842	(64,409,430)
Net increase (decrease) in net assets resulting from operations	92,448,440	(32,855,200)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(7,553,684)	(6,205,670)
Total distributions to shareholders	(7,553,684)	(6,205,670)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	134,334,320	78,759,520
Payments for shares redeemed	(143,815,850)	(3,904,120)
Transaction fees (Note 7)	136	8
Net increase (decrease) in net assets derived from capital share transactions (a)	(9,481,394)	74,855,408
Net increase (decrease) in net assets	$75,413,362	$35,794,538

NET ASSETS
Beginning of year	$463,768,371	$427,973,833
End of year	$539,181,733	$463,768,371

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,000,000	1,800,000
Shares redeemed	(3,200,000)	(100,000)
Net increase (decrease)	(200,000)	1,700,000

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$13,767,108	$7,006,259
Net realized gain (loss) on investments	(19,981,658)	(31,030,589)
Change in unrealized appreciation (depreciation) on investments	4,366,175	(28,597,208)
Net increase (decrease) in net assets resulting from operations	(1,848,375)	(52,621,538)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(13,499,504)	(9,405,859)
Total distributions to shareholders	(13,499,504)	(9,405,859)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	30,272,960	46,663,710
Payments for shares redeemed	(4,345,510)	(22,645,050)
Transaction fees (Note 7)	756	10,572
Net increase (decrease) in net assets derived from capital share transactions (a)	25,928,206	24,029,232
Net increase (decrease) in net assets	$10,580,327	$(37,998,165)

NET ASSETS
Beginning of year	$377,675,233	$415,673,398
End of year	$388,255,560	$377,675,233

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	700,000	1,000,000
Shares redeemed	(100,000)	(500,000)
Net increase (decrease)	600,000	500,000

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the year

	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$22.08	$27.80	$21.54	$22.59	$25.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	1.01	1.34	0.78	0.51	0.74
Net realized and unrealized gain (loss) on investments (4)	1.20	(5.60)	6.34	(0.93)	(2.64)
Total from investment operations	2.21	(4.26)	7.12	(0.42)	(1.90)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.10)	(1.46)	(0.86)	(0.64)	(0.70)
Total distributions to shareholders	(1.10)	(1.46)	(0.86)	(0.64)	(0.70)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	0.00 (2)

Net asset value, end of year	$23.19	$22.08	$27.80	$21.54	$22.59

Total return	10.31%	-15.77%	33.22%	-1.98%	-7.61%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$364,041	$340,074	$486,453	$437,301	$569,345

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses to average net assets (after management fees waived)	0.61%	0.60%	0.59%	0.60%	0.61%
Net investment income (loss) to average net assets (before management fees waived)	4.53%	5.22%	3.02%	2.29%	3.09%
Net investment income (loss) to average net assets (after management fees waived)	4.53%	5.23%	3.04%	2.30%	3.09%
Portfolio turnover rate (3)	82%	70%	74%	79%	76%

(1)	Calculated based on average shares outstanding during the year.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the year

	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$41.04	$44.58	$30.03	$29.72	$35.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.67	0.62	0.46	0.45	0.49
Net realized and unrealized gain (loss) on investments (4)	7.53	(3.56)	14.56	0.33	(5.60)
Total from investment operations	8.20	(2.94)	15.02	0.78	(5.11)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.67)	(0.60)	(0.47)	(0.47)	(0.50)
Total distributions to shareholders	(0.67)	(0.60)	(0.47)	(0.47)	(0.50)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00 (2)	0.00 (2)	—	—	0.00 (2)

Net asset value, end of year	$48.57	$41.04	$44.58	$30.03	$29.72

Total return	20.24%	-6.66%	50.29%	2.70%	-14.49%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$539,182	$463,768	$427,974	$330,357	$478,413

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses to average net assets (after management fees waived)	0.50%	0.49%	0.48%	0.49%	0.50%
Net investment income (loss) to average net assets (before management fees waived)	1.54%	1.41%	1.17%	1.53%	1.56%
Net investment income (loss) to average net assets (after management fees waived)	1.54%	1.42%	1.19%	1.54%	1.56%
Portfolio turnover rate (3)	167%	63%	65%	66%	71%

(1)	Calculated based on average shares outstanding during the year.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the year

	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$44.43	$51.96	$52.01	$51.22	$47.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	1.60	0.85	0.80	1.23	1.50
Net realized and unrealized gain (loss) on investments (4)	(1.80)	(7.23)	(0.05)	0.88	3.34
Total from investment operations	(0.20)	(6.38)	0.75	2.11	4.84

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.56)	(1.05)	(0.80)	(1.33)	(1.56)
From realized gains	—	(0.10)	—	—	—
Total distributions to shareholders	(1.56)	(1.15)	(0.80)	(1.33)	(1.56)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	0.01

Net asset value, end of year	$42.67	$44.43	$51.96	$52.01	$51.22

Total return	-0.45%	-12.41%	1.46%	4.26%	10.37%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$388,256	$377,675	$415,673	$400,494	$486,612

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.41%	0.41%	0.41%	0.41%	0.41%
Expenses to average net assets (after management fees waived)	0.41%	0.40%	0.39%	0.40%	0.41%
Net investment income (loss) to average net assets (before management fees waived)	3.69%	1.76%	1.53%	2.42%	3.11%
Net investment income (loss) to average net assets (after management fees waived)	3.69%	1.77%	1.55%	2.43%	3.11%
Portfolio turnover rate (3)	185%	247%	238%	247%	384%

(1)	Calculated based on average shares outstanding during the year.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Notes to Financial Statements

August 31, 2023

NOTE 1 – ORGANIZATION

Vident International Equity Strategy ETFTM, Vident U.S. Equity Strategy ETFTM and Vident U.S. Bond Strategy ETFTM (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM, the Vident U.S. Quality IndexTM and the Vident Core U.S. Bond IndexTM, respectively. Vident International Equity Strategy ETFTM commenced operations on October 29, 2013; Vident U.S. Equity Strategy ETFTM commenced operations on January 21, 2014; and Vident U.S. Bond Strategy ETFTM commenced operations on October 15, 2014.

The end of the reporting period for the Funds is August 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Strategy ETFTM

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$348,154,019	$—	$0	$348,154,019
Preferred Stocks	12,096,693	—	—	12,096,693
Short-Term Investments	1,131,898	—	—	1,131,898
Total Investments in Securities	$361,382,610	$—	$0	$361,382,610

^	See Schedule of Investments for country breakouts.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

Vident U.S. Equity Strategy ETFTM

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$538,382,934	$—	$—	$538,382,934
Short-Term Investments	1,273,030	—	—	1,273,030
Total Investments in Securities	$539,655,964	$—	$—	$539,655,964

^	See Schedule of Investments for sector breakouts.

Vident U.S. Bond Strategy ETFTM

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$95,741,010	$—	$95,741,010
Mortgage Backed Securities - U.S. Government Agency	—	38,291,846	—	38,291,846
U.S. Government Agency Issues	—	11,331,524	—	11,331,524
U.S. Government Notes/Bonds	—	239,351,554	—	239,351,554
Short-Term Investments	27,863,437	—	—	27,863,437
Total Investments in Securities	$27,863,437	$384,715,934	$—	$412,579,371

^	See Schedule of Investments for sector breakouts.

During the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Securities Purchased or Sold on a Forward-Commitment Basis. Vident U.S. Bond Strategy ETFTM may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the

Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase,

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident U.S. Bond Strategy ETFTM as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities - Values of TBA Commitments as of the end of the current fiscal period

	Asset
	Location	Value
TBA Commitments - Credit/interest rate risk	Investments in securities, at value	$28,717,166

	Liabilities
	Location	Value
TBA Commitments - Credit/interest rate risk	Payable for Securities Purchased	$28,736,878

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments in Securities		Investments in Securities
TBA Commitments	($1,784,111)	TBA Commitments	$518,542

The average monthly value of TBA Commitments during the current fiscal period was $26,947,537.

OFFSETTING ASSETS AND LIABILITIES

The Vident U.S. Bond Strategy ETFTM is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

OFFSETTING ASSETS AND LIABILITIES

Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities
TBA Commitments
Goldman Sachs & Co. LLC	$18,499,135	$—	$18,499,135
Wells Fargo Securities, LLC	10,237,743	—	10,237,743
	$28,736,878	$—	$28,736,878

	Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Financial Instruments	Collateral Pledged	Net Amount
TBA Commitments
Goldman Sachs & Co. LLC	$(17,589,135)	$(910,000)	$—
Wells Fargo Securities, LLC	(9,437,743)	(800,000)	—
	$(27,026,878)	$(1,710,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2023 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Vident International Equity Strategy ETFTM	$(290,792)	$290,792
Vident U.S. Equity Strategy ETFTM	(56,264,687)	56,264,687
Vident U.S. Bond Strategy ETFTM	$4,577	$(4,577)

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to a membership interest purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, acquired Vident Advisory, LLC, doing business as Vident Asset Management (“Vident”) (the “Transaction”). Prior to the close of the Transaction, Vident Investment Advisory, LLC (“VIA”) contributed substantially all of its assets and certain liabilities to Vident. MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction closed on July 14, 2023. As of the closing date of the Transaction, Mr. Crawford effectively controls Vident. Upon the close of the Transaction, pursuant to the 1940 Act, the Advisory and Sub-Advisory Agreement among VIA, the Trust and the Adviser automatically terminated.

At a meeting of the Board, held on April 20, 2023, the Board approved, subject to shareholder approval, a new advisory agreement among the Trust, and Vident that is identical in all material respects to the previous Advisory Agreement except for the effective and termination dates (the “New Advisory Agreement”). Under the New Advisory Agreement, not only will Vident continue to have overall responsibility for the general management and administration of the Funds, but it will also assume responsibilities that were previously assumed by VIA (e.g., day-to-day portfolio management services such as buying and selling of securities for each Fund). At a meeting held on June 9, 2023, an affirmative vote of the holders of a majority of the outstanding shares of the Fund, as defined in the 1940 Act, approved of the New Advisory Agreement.

Vident (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Funds, Vident International Equity Strategy ETFTM pays the Adviser 0.61%, Vident U.S. Equity Strategy ETFTM pays the Adviser 0.50%, and Vident U.S. Bond Strategy ETFTM pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

The Custodian and Bank of New York Mellon (“BNY” or the “Sub-Custodian”) (together the “Securities Lending Agents”) act as Vident International Equity Strategy ETF’sTM securities lending agents. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Vident U.S. Equity Strategy ETFTM and Vident U.S. Bond Strategy ETFTM.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the Securities Lending Agents.

As of August 31, 2023, the Funds did not have any securities out on loan. During the current fiscal period, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral was invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Strategy ETFTM	$111,235
Vident U.S. Equity Strategy ETFTM	105,201
Vident U.S. Bond Strategy ETFTM	7,596

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Strategy ETFTM	$285,148,518	$284,523,623
Vident U.S. Equity Strategy ETFTM	$829,192,958	$827,415,066
Vident U.S. Bond Strategy ETFTM	$684,880,057	$686,486,036

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Strategy ETFTM	$5,960,453	$1,754,909
Vident U.S. Equity Strategy ETFTM	$133,737,394	$143,867,148
Vident U.S. Bond Strategy ETFTM	$27,310,036	$3,947,527

There were no purchases or sales of U.S. Government securities in Vident International Equity Strategy ETFTM or Vident U.S. Equity Strategy ETFTM during the current fiscal period. Included in the amounts for Vident U.S. Bond Strategy ETFTM there were $444,138,735 of purchases and $441,771,833 of sales of U.S. Government securities during the current fiscal period.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2023, were as follows:

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
Tax cost of Investments	$370,245,335	$492,515,169	$429,933,833
Gross tax unrealized appreciation	$29,001,249	$51,376,843	$1,264,348
Gross tax unrealized depreciation	(37,861,469)	(4,236,048)	(18,618,810)
Net tax unrealized appreciation/ (depreciation)	(8,860,220)	47,140,795	(17,354,462)
Undistributed ordinary income	4,174,098	1,318,947	770,110
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(154,386,649)	(29,727,095)	(49,085,108)
Distributable earnings/(accumulated deficit)	$(159,072,771)	$18,732,647	$(65,669,460)

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2023, the Funds did not elect to defer any post- October capital losses or late-year ordinary losses.

As of August 31, 2023, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$(134,849,453)	$(19,523,526)
Vident U.S. Equity Strategy ETFTM	$(29,727,095)	$—
Vident U.S. Bond Strategy ETFTM	$(28,633,806)	$(20,451,302)

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

During the fiscal year ended August 31, 2023, the Funds utilized the following capital loss carryforwards that were available as of August 31, 2022:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$—	$—
Vident U.S. Equity Strategy ETFTM	$2,775,996	$—
Vident U.S. Bond Strategy ETFTM	$—	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2023, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$17,386,128	$—
Vident U.S. Equity Strategy ETFTM	$7,553,684	$—
Vident U.S. Bond Strategy ETFTM	$13,499,504	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2022, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$23,767,573	$—
Vident U.S. Equity Strategy ETFTM	$6,205,670	$—
Vident U.S. Bond Strategy ETFTM	$8,604,885	$800,974

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Strategy ETFTM charges $5,000; Vident U.S. Equity Strategy ETFTM and Vident U.S. Bond Strategy ETFTM each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM and up to a maximum of 3% in Vident U.S. Bond Strategy ETFTM as a percentage of the value of the Creation Units subject to the transaction.

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – RISKS

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Russia/Ukraine Conflict Risk (Vident International Equity Strategy ETFTM Only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Ronald Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

Vident ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Vident ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Strategy ETF (formerly Vident International Equity Fund), Vident U.S. Equity Strategy ETF (formerly Vident Core U.S. Equity Fund), and Vident U.S. Bond Strategy ETF (formerly Vident Core U.S. Bond Strategy ETF) (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating

Vident ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Vident Asset Management’s investment companies since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 27, 2023

Vident ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	56	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

Vident ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	56	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).

Vident ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021-2023); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2022).
Kathryne E. Keough Born: 1995	Assistant Secretary	Indefinite term; since 2023

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2020–2021); Law Student (2018-2021).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.videntfunds.com.

Vident ETFs

Expense Example

For the Six-Months Ended August 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Vident ETFs

Expense Example

For the Six-Months Ended August 31, 2023 (Unaudited) (Continued)

Vident International Equity Strategy ETFTM

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,045.70	$3.15
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.13	$3.11

Vident U.S. Equity Strategy ETFTM

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 1,118.00	$2.67
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.68	$2.55

Vident U.S. Bond Strategy ETFTM

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(3)
Actual	$ 1,000.00	$ 1,011.30	$2.08
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,023.14	$2.09

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.61%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.41%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Vident ETFs

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC is expected to acquire Vident Advisory, LLC (“VA” or the “Adviser”) (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. Following the Transaction, Mr. Crawford will effectively control VA. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the investment advisory agreement between the Trust, on behalf of Vident U.S. Equity Strategy ETF, Vident International Equity Strategy ETF, and Vident U.S. Bond Strategy ETF (each, a “Fund” and, collectively, the “Funds”) and VA (the “Current Advisory Agreement”) will automatically terminate upon the Transaction’s closing. The Current Sub-Advisory Agreement among the Adviser, Vident Investment Advisory, LLC (“VIA”), and the Trust, on behalf of the Funds, (the “Current VIA Sub-Advisory Agreement”) will also automatically terminate upon the Transaction’s closing.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a special meeting held on April 20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved:

(1)

a new investment advisory agreement (the “New Advisory Agreement”) between the Adviser and the Trust, on behalf of the Funds, that is identical in all material respects, except for its effective date and termination date, to the Current Advisory Agreement; and

(2)	an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Adviser and the Trust, on behalf of the Funds, in accordance with Rule 15a-4 under the 1940 Act.

In considering the New Advisory Agreement and the Interim Advisory Agreement, the Board focused on the effect that the Transaction could be expected to have on the Adviser’s business and operations as they relate to the Funds and also took into consideration (i) the nature, extent, and quality of the services provided, and to be provided, by VA; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by VA or its affiliates from services rendered to the Funds as well as the estimated cost of the services to be provided by VA and the profits expected to be realized by VA from providing such services, including any other financial benefits enjoyed by VA or its affiliates; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by VA in connection with its services to the Funds are, or will be, shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

The Board also considered that the Adviser and its affiliate VIA, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser and sub-adviser to the Funds, and the Board considered that information alongside the written materials presented at the Meeting, as well as the quarterly Board meeting held on April 5-6, 2023, in its consideration of whether the New Advisory Agreement and the Interim Advisory Agreement should be approved. In addition, the Board took into consideration performance and due diligence information related to VA, including the Barrington Report, that was provided to the Board in advance of its annual review of the Funds’ Current Advisory Agreement at its January 11-12, 2023 quarterly meeting. At both the Meeting and the April 5-6 meeting, representatives from VA provided an overview of the Transaction and the effect it would have on the management of the Funds. Representatives from the Adviser also provided an overview of the Funds’ strategies, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. Further, subsequent to the April 5-6 meeting, at the Board’s request, VA representatives provided additional information about the Transaction and discussed this information with Fund counsel prior to the Meeting. The Board then met with representatives of the Adviser at the Meeting to further discuss the Transaction and the additional information the Adviser had provided. The Adviser confirmed that the Transaction would not result in changes to Funds’ fees and expenses or the nature, extent and quality of services provided to the Funds, including their day-to-day management, or the personnel providing these services. The Board then discussed the materials and the Adviser’s oral presentations that the Board had received and any other information that the Board received at the Meeting and at prior meetings, and deliberated on the approval of the New Advisory Agreement and the Interim Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the New Advisory Agreement and the Interim Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. The Trustees also considered that the services to be provided under the New Advisory Agreement and the Interim Advisory Agreement were identical in all material respects to those services provided under the Current Agreement. The Trustees noted that although VIA will cease to exist upon the close of the Transaction, VIA personnel will become Adviser personnel at such time and continue to provide services to the Funds on behalf of the Adviser. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information. The Board also considered the Adviser’s statements that the scope and quality of services provided to the Funds by the Adviser would not diminish as a result of the Transaction.

The Board also considered other services provided by the Adviser to the Funds, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which a Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that each Fund tracks an index created and owned by an affiliate of the Adviser. The Board noted the Adviser’s belief that shareholders invest in a Fund based on the investment principles incorporated into the index methodology of such Fund and the expectation that the Adviser will provide advisory services to such Fund based on its index methodology.

Historical Performance. The Trustees next considered each Fund’s performance, noting that it had recently undertaken a comprehensive review of such matters at its January 11-12, 2023 meeting. The Board observed that information regarding each Fund’s past investment performance, for periods ended September 30, 2022, had been included in the written materials previously provided to the Board, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in each Fund’s Morningstar category – US Fund Intermediate Core-Plus Bond, US Fund Foreign Large Value, and US Fund Mid-Cap Value, respectively (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

In addition, the Board noted that, for each applicable period ended September 30, 2022, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.

Vident U.S. Bond Strategy ETF: The Board noted that the Fund underperformed its broad-based benchmark, the FTSE Broad Investment Grade Bond Index, for the one-year, three-year, five-year, and since inception periods. The FTSE Broad Investment

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund provides more diversified exposure to the U.S. bond market, including exposure to non-investment grade bonds excluded from the benchmark.

The Board then noted that, for the one-year, three-year, five-year, and since inception periods ended September 30, 2022, the Fund slightly underperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that only a small percentage of the ETFs in the Peer Group have the flexibility, like the Fund, to invest in non-core fixed income sectors, such as high-yield corporate bonds (also known as “junk bonds”) and Treasury Inflation-Protected Securities (“TIPS”). The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year, three-year and five-year periods ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar objectives, investment universes, sector exposure, and average maturity.

Vident International Equity Strategy ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Morningstar Global Markets ex-US Index, for the one-year period ended September 30, 2022, but the Fund underperformed its benchmark for each of the three-year, five-year, and since inception periods. The Morningstar Global Markets ex-US Index provides exposure to the top 97% market capitalization in each of two economic segments, developed markets, excluding the United States, and emerging markets. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike the benchmark, invests in companies in emerging markets.

The Board noted that, for the one-year, three-year, five-year and since inception periods ended September 30, 2022, the Fund underperformed the median return of its Category Peer Group, but slightly outperformed its Peer Group over the one-year and three-year periods. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year and five-year periods and outperformed all of the funds from the Selected Peer Group over the three-year period ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar objectives, investment universes, and average market capitalizations.

Vident U.S. Equity Strategy ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Morningstar U.S. Market Total Return Index, for the one-year and three-year periods ended September 30, 2022, but the Fund underperformed this benchmark for the five-year and since inception periods. With respect to the Fund’s second benchmark, the S&P 500, the Board noted that the Fund outperformed

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

the S&P 500 for the one-year period, but the Fund underperformed the S&P 500 for the three-year, five-year, and since inception periods. The Morningstar U.S. Market Total Return Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies

The Board noted that, for the one-year and three-year periods ended September 30, 2022, the Fund outperformed the median return of its Peer Group, and the Fund outperformed the median return of its Category Peer Group over the three-year, five-year, and since inception periods. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year, three-year, and five-year periods ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar objectives, investment universes, and quantitative approaches to security selection.

Cost of Services Provided and Economies of Scale. The Board observed that the Transaction would not result in an increase in the level of the advisory fee paid by each Fund to the Adviser. In this regard, the Board reviewed each Fund’s fees and expenses, noting that the advisory fees to be paid to the Adviser for its services to the Funds under the New Advisory Agreement and the Interim Advisory Agreement were identical to those in the Current Advisory Agreement. In addition, the Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.

The Board noted that each Fund’s net expense ratio was equal to its unified fee (described above) and, as a result, its net expense ratio is less than its unified fee. The fee waiver would terminate effective June 30, 2023. The Board took into consideration that it had recently evaluated a comparison of each Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.

Vident U.S. Bond Strategy ETF: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

Vident International Equity Strategy ETF: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was slightly higher than the highest net expense ratio of the other funds in its Selected Peer Group.

Vident U.S. Equity Strategy ETF: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received, and expected to be received, by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability, and expected profitability, with respect to each Fund at various actual and projected Fund asset levels. In evaluating these matters, the Board considered the resources that would become available to the Adviser as a result of the Transaction.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Advisory Agreement and the Interim Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the New Advisory Agreement and the Interim Advisory Agreement, including the compensation payable under each agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, determined that the approval of the New Advisory Agreement was in the best interests of each Fund and its shareholders. Further, the Board, including the Independent Trustees, determined that the approval of the Interim Advisory Agreement was in the best interest of each Fund and its shareholders, for a period of 150 days from the effective date of the Interim Advisory Agreement.

Vident ETFs

Results of Shareholder Meeting

(Unaudited)

A Special Meeting of Shareholders of the Funds was held on June 9, 2023 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on May 9, 2023. At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Vident International Equity Strategy ETFTM

Proposal	Votes For	Votes Against	Abstained
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA” or the “Adviser”). (the “New Advisory Agreement”).	13,787,601	6,818	103

Vident U.S Equity Strategy ETFTM

Proposal	Votes For	Votes Against	Abstained
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA” or the “Adviser”). (the “New Advisory Agreement”).	10,118,858	2,699	0

Vident U.S Bond Strategy ETFTM

Proposal	Votes For	Votes Against	Abstained
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA” or the “Adviser”). (the “New Advisory Agreement”).	8,126,905	833	487

Vident ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Vident ETFs

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME

For the year ended August 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Strategy ETFTM	69.99%
Vident U.S. Equity Strategy ETFTM	100.00%
Vident U.S. Bond Strategy ETFTM	0%

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2023 was as follows:

Vident International Equity Strategy ETFTM	0.02%
Vident U.S. Equity Strategy ETFTM	100.00%
Vident U.S. Bond Strategy ETFTM	0.00%

SHORT-TERM CAPITAL GAIN

For the year ended August 31, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	0.00%
Vident U.S. Bond Strategy ETFTM	0.00%

Vident ETFs

Federal Tax Information

(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Vident International Equity Strategy ETFTM	$2,523,506	$0.16073288	100.00%
Vident U.S. Equity Strategy ETFTM	—	—	—
Vident U.S. Bond Strategy ETFTM	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntam.com daily.

Vident ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntam.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntam.com.

Adviser/Index Provider

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Vident International Equity Strategy ETFTM Symbol – VIDI CUSIP – 26922A404	Vident U.S. Equity Strategy ETFTM Symbol – VUSE CUSIP – 26922A503	Vident U.S. Bond Strategy ETFTM Symbol – VBND CUSIP – 26922A602

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2023	FYE 8/31/2022
( a ) Audit Fees	$48,000	$46,500
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$10,500	$10,500
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1

	FYE 8/31/2023	FYE 8/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2023	FYE 8/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

2

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

3

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/9/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/9/2023

*	Print the name and title of each signing officer under his or her signature.